Omnibus Incentive Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Amount
Unvested on January 1, 2020	428,958	$4,817
Vested	(16,042)	(180)
Unvested on December 31, 2020	412,916	4,637
Vested	(412,916)	(4,637)
Unvested on December 31, 2021	—	$—